Short-term Investment and Investments Under Fair Value - Schedule of Short Term Investment and Investments Under Fair Value Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Fair Value, Separate Account Investment [Line Items]
Short-term investment	¥ 13,905	$ 1,909	¥ 18,929
Short-term investments under fair value	37,953	5,211	82,791
Long-term investments under fair value, current	3,584	492	14,122
Long-term investments under fair value, non-current	99,571	13,672	94,817
Recurring Basis
Fair Value, Separate Account Investment [Line Items]
Short-term investment	13,905	1,909	18,929
Short-term investments under fair value	37,953	5,211	82,791
Long-term investments under fair value, current	3,584	492	14,122
Long-term investments under fair value, non-current	99,571	$ 13,672	94,817
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Separate Account Investment [Line Items]
Short-term investment	0		0
Short-term investments under fair value	37,953		32,103
Long-term investments under fair value, current	3,584		0
Long-term investments under fair value, non-current	34,251		21,438
Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Separate Account Investment [Line Items]
Short-term investment	13,905		18,929
Short-term investments under fair value	0		50,688
Long-term investments under fair value, current	0		14,122
Long-term investments under fair value, non-current	65,320		73,379
Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Separate Account Investment [Line Items]
Short-term investment	0		0
Short-term investments under fair value	0		0
Long-term investments under fair value, current	0		0
Long-term investments under fair value, non-current	¥ 0		¥ 0